                                           SUPPLEMENT DATED MARCH 1, 2010 TO THE
                                                       VARIABLE ANNUITY CONTRACT
                                                       PROSPECTUSES LISTED BELOW

Effective March 1, 2010, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract and variable life insurance policy prospectuses listed below. Please retain this supplement and keep it with the prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

Your variable annuity contract offers the Legg Mason Partners Variable Equity Trust--Legg Mason Variable Aggressive Growth Portfolio (Class II) (the "Portfolio") as an Underlying Fund. The information in the table below replaces the disclosure regarding the Portfolio in your prospectus, contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2009 and are expressed as a percentage of the Underlying Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the Underlying Fund prospectus.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                      DISTRIBUTION                                        CONTRACTUAL FEE  NET TOTAL
                                         AND/OR                 ACQUIRED    TOTAL ANNUAL    WAIVER AND/OR    ANNUAL
                          MANAGEMENT     SERVICE      OTHER     FUND FEES     OPERATING       EXPENSE      OPERATING
UNDERLYING FUND:              FEE     (12B-1) FEES  EXPENSES  AND EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES
----------------          ----------  ------------  --------  ------------  ------------  ---------------  ---------
LEGG MASON
   PARTNERS VARIABLE
   EQUITY TRUST
   Legg Mason
      ClearBridge
      Variable
      Aggressive Growth
      Portfolio--Class
      II(1)                  0.75%        0.25%       0.06%                     0.81%            --          1.06%

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(1)  Formerly, Legg Mason Variable Aggressive Growth Portfolio.

                                      ***

                                [Pioneers only]

                                                                      March 2010